Consolidated Statements of Profit or Loss and Other Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Revenue		$ 146,314		$ 142,082	$ 121,329
Royalty		(7,637)		(7,124)	(6,083)
Production costs		(82,709)		(62,998)	(53,126)
Depreciation		(14,486)		(10,141)	(8,046)
Gross profit		41,482		61,819	54,074
Other income		263		60	46
Other expenses*		(4,367)	[1]	(11,782)	(7,136)
Administrative expenses		(17,429)		(11,941)	(9,091)
Cash-settled share-based expense		(463)		(609)	(477)
Equity-settled share-based expense		(640)		(484)	0
Net foreign exchange (loss) gain	[2]	(2,550)		4,411	1,184
Net derivative financial instrument expense		(1,119)		(1,198)	(240)
Operating profit		15,177		40,276	38,360
Finance income		39		17	14
Finance cost		(3,024)		(657)	(375)
Profit before tax		(12,192)		(39,636)	(37,999)
Tax expense		(12,810)		(16,770)	(14,857)
(Loss) profit for the period		(618)		22,866	23,142
Other comprehensive income
Exchange differences on translation of foreign operations		(622)		(462)	(531)
Total comprehensive income for the period		(1,240)		22,404	22,611
(Loss) profit attributable to:
Owners of the Company		(4,198)		17,903	18,405
Non-controlling interests		3,580		4,963	4,737
(Loss) profit for the period		(618)		22,866	23,142
Total comprehensive income attributable to:
Owners of the Company		(4,820)		17,441	17,874
Non-controlling interests		3,580		4,963	4,737
Total comprehensive income for the period		$ (1,240)		$ 22,404	$ 22,611
(Loss) earnings per share
Basic (loss) earnings per share ($) (in dollars per share)		$ (0.24)		$ 1.36	$ 1.49
Diluted (loss) earnings per share ($) (in dollars per share)		$ (0.24)		$ 1.35	$ 1.48

[1]	Other expenses include impairment of plant and equipment of $26 for Blanket and $851 for the Bilboes oxide mine, as well as impairment of the solar VAT and duty receivable amounting to $720 for Blanket.
[2]	After December 31, 2023 the RTGS$:USD conversion rate devalued from RTGS$ 6,105:USD 1 to RTGS$ 20,945:USD 1 on March, 25 2024. The devaluation in the exchange rate will devalue RTGS$-denominated monetary assets in quarter 1, of 2024.